COMMUNITY CAPITAL TRUST

CCM Community Impact Bond Fund

(the “Fund”)

CRA Shares (CRAIX)

Institutional Shares (CRANX)

Retail Shares (CRATX)

Supplement dated January 12, 2023

to the

Summary Prospectus, Prospectus and Statement of Additional Information

dated October 1, 2022

Effective January 6, 2023, Daniel Caballero is no longer a junior portfolio manager of the Fund. All references to Mr. Caballero in the Summary Prospectus, Prospectus and Statement of Additional Information are hereby deleted.

Please keep this Supplement with your records.

COMMUNITY CAPITAL TRUST

CCM Alternative Income Fund

(the “Fund”)

Institutional Shares (CCMNX)

Supplement dated January 12, 2023

to the

Summary Prospectus, Prospectus and Statement of Additional Information

dated October 1, 2022

Effective January 6, 2023, Daniel Caballero is no longer a junior portfolio manager of the Fund. All references to Mr. Caballero in the Summary Prospectus, Prospectus and Statement of Additional Information are hereby deleted.

Please keep this Supplement with your records.